Commitments and Contingencies - Schedule of Changes in Warranty Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Beginning of the period	$ 5,005	$ 2,776	$ 3,991	$ 2,581
Balance assumed from business combinations		223		223
Warranty provision related to products shipped	1,518	1,395	4,928	4,231
Deductions for warranty claims processed	(1,400)	(1,338)	(3,796)	(3,979)
End of period	$ 5,123	$ 3,056	$ 5,123	$ 3,056